REPORTABLE SEGMENTS AND GEOGRAPHICAL INFORMATION (Financial Information of The Company's Reportable Segments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Revenues	$ 1,573,912	$ 1,444,519	$ 1,332,152
Operating income (loss)	238,717	197,616	150,071
Segment Reconciling Items
Segment Reporting Information [Line Items]
Revenues	0	0	0
Operating income (loss)	(130,624)	(129,644)	(126,950)
Customer Engagement | Operating Segments
Segment Reporting Information [Line Items]
Revenues	1,265,113	1,156,142	1,051,350
Operating income (loss)	244,599	217,796	175,247
Financial Crime and Compliance | Operating Segments
Segment Reporting Information [Line Items]
Revenues	308,799	288,377	280,802
Operating income (loss)	$ 124,742	$ 109,464	$ 101,774